Going Concern (Details)			12 Months Ended
	Mar. 13, 2026 CNY (¥)	Mar. 13, 2026 USD ($)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($) $ / shares
Going Concern [Line Items]
Net loss			¥ (37,839,393)	$ (5,383,478)	¥ (55,509,547)	¥ (80,275,344)
Net cash used in operating activities			(35,957,112)	(5,115,683)	(97,447,783)	(44,222,478)
Accumulated deficit			(162,556,362)		(126,955,513)		$ (23,127,186)
Working capital			59,330,025		44,211,654		8,440,988
Proceeds from equity financing					123,400,000
Debt financing			41,400,000	$ 5,900,000	62,900,000
Cash			¥ 38,554,840		36,996,422	¥ 26,103,076	$ 5,485,266
Sale of Stock, Number of Shares Issued in Transaction (in Shares) | shares			5,025,000	5,025,000
Sale of price per share (in Dollars per share) | $ / shares							$ 1.34
Gross proceeds	¥ 47,300,000	$ 6,730,000	¥ 47,300,000	$ 6,730,000
Debt Financing [Member]
Going Concern [Line Items]
Net loss					(55,509,547)
Net cash used in operating activities					¥ (97,447,783)
Debt financing			¥ 40,200,000	$ 5,700,000